Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Description of Business and Nature of Operations
1.	Description of Business and Nature of Operations
Wheaton Precious Metals Corp. is a precious metal streaming company which generates its revenue primarily from the sale of precious metals (gold, silver and palladium) and cobalt. Wheaton Precious Metals Corp. (“Wheaton” or the “Company”), which is the ultimate parent company of its consolidated group, is incorporated and domiciled in Canada, and its principal place of business is at Suite 3500 - 1021 West Hastings Street, Vancouver, British Columbia, V6E 0C3. The Company trades on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”) under the symbol WPM.
Including the agreements closed after December 31, 2023 (Notes 27 and 29), the Company has entered into
38
long-term purchase agreements (30 of which are precious metal purchase agreements, or “PMPAs”, three
of which are early deposit PMPAs, and five of which are royalty agreements), with
32
different mining companies, for the purchase of precious metals and cobalt relating to
18
mining assets which are currently operating,
23 which are at various stages of development and 4 which have been placed in care and maintenance or have been closed, located in 16 countries. Pursuant to the PMPAs, Wheaton acquires metal production from the counterparties for an initial upfront payment plus an additional cash payment for each ounce or pound delivered which is either a fixed price or fixed percentage of the market price by contract, generally at or below the prevailing market price.
The consolidated financial statements of the Company for the year ended December 31, 2023 were authorized for issue as of March 14, 2024 in accordance with a resolution of the Board of Directors.